Long-term bank loans (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 269,754	$ 450,285	$ 183,211
Debt Instrument, Covenant Compliance	As of December 31, 2022, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 6.
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	3.21%	2.94%	3.63%
Debt Instrument, Unused Borrowing Capacity, Fee	$ 7	$ 93	$ 65
Gain amount from valuation instrument		307
Gain on hedging instrument	9,474	436
Long-Term Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	1,103,594
Write off of Deferred Debt Issuance Cost	2,192	3,612	3,701
Expenses on debt prepayments	3,218	388	$ 1,223
Minimum liquidity, not legally restricted [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value	64,000	64,000
Minimum liquidity, legally restricted [Member]
Debt Instrument [Line Items]
Restriced cash and cash equivalents, current and non-current	$ 16,590	22,986
Amended and restated ING $210,600 Facility [Member] | Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to refinance all outstanding amounts under the then existing lease agreements with CMBL of the vessels
Number of Loan Tranches	6
Draw down date	July 2020
Repayment installment	24
Line of Credit Facility, Frequency of Payments	quarterly
Proceeds from Lines of Credit	$ 70,000
Amended and restated ING $210,600 Facility [Member] | ING $310,600 Facility [member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Jun. 28, 2022
Description of scope, credit facility	in order to increase the financing by $100,000 and to include additional borrowers under the existing agreement
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000
Number of Loan Tranches	9
Draw down date	June 30, 2022
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Collateral	is secured by the vessels Peloreus, Leviathan, Star Magnanimus, Star Alessia, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame, Star Mona, Star Elizabeth, Star Pavlina, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Athena, Star Subaru, Star Bovarius, Star Lambada and Star Macarena.
Amended and restated ING $210,600 Facility [Member] | ING $310,600 Facility [member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 9,895
Line of Credit Facility, Periodic Payment	261
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,649
Amended and restated ING $210,600 Facility [Member] | ING $310,600 Facility [member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	12,368
Line of Credit Facility, Periodic Payment	412
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 6,746
Amended and restated ING $210,600 Facility [Member] | Tranche A and B [Member] | Star Elizabeth and Star Pavlina [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to finance part of the acquisition cost of the vessels
Number of Loan Tranches	2
Draw down date	August 2021
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 294
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	14,118
Proceeds from Lines of Credit	$ 20,000
Amended and restated ING $210,600 Facility [Member] | October 2018 [Member] | Peloreus and Leviathan [Member] | Tranche A and B [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to refinance the outstanding amount under the then existing loan agreement of the vessels
Number of Loan Tranches	2
Repayment installment	28
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 469
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	9,375
Proceeds from Lines of Credit	$ 22,500
Amended and restated ING $210,600 Facility [Member] | July 2019 [Member] | Peloreus and Leviathan [Member] | Tranche A and B [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to finance the acquisition and installation of scrubber equipment for the vessels
Number of Loan Tranches	2
Repayment installment	16
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 88
Proceeds from Lines of Credit	$ 1,400
Amended and restated ING $210,600 Facility [Member] | March and April 2019 [Member] | Star Magnanimus and Star Alessia [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to refinance the outstanding amounts under the then existing lease agreements of the vessels
Number of Loan Tranches	2
Repayment installment	28
Line of Credit Facility, Frequency of Payments	quarterly
Amended and restated ING $210,600 Facility [Member] | March 2019 [Member] | Star Magnanimus and Star Alessia [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	$ 535
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	17,120
Proceeds from Lines of Credit	32,100
Amended and restated ING $210,600 Facility [Member] | April 2019 [Member] | Star Magnanimus and Star Alessia [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	311
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	8,700
Proceeds from Lines of Credit	$ 17,400
Amended and restated ING $210,600 Facility [Member] | May and November 2019 [Member] | Star Magnanimus and Star Alessia [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to finance the acquisition and installation of scrubber equipment for the vessels
Number of Loan Tranches	2
Repayment installment	16
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 88
Proceeds from Lines of Credit	$ 1,400
Citi $100,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Jul. 05, 2022
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000
Number of Loan Tranches	2
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Maturity date	July 2027
Line of Credit Facility, Collateral	secured by the 12 aforementioned vessels.
Citi $100,000 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to replenish the funds used in June for the extinguishment of the outstanding amounts under the lease agreements with CMBL for the vessels Star Sirius, Laura, Idee Fixe, Kaley and Roberta
Line of Credit Facility, Maximum Borrowing Capacity	$ 48,341
Draw down date	July 18, 2022
Line of Credit Facility, Periodic Payment	$ 1,257
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 23,203
Citi $100,000 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to refinance the aggregate outstanding amount under the lease agreements with CMBL of the vessels Star Apus, Star Cleo, Star Columba, Star Dorado, Star Hydrus, Star Pegasus and Star Pyxis
Line of Credit Facility, Maximum Borrowing Capacity	$ 51,659
Draw down date	August 29, 2022
Line of Credit Facility, Periodic Payment	$ 1,343
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 24,796
SEB $42,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Aug. 03, 2022
Line of Credit Facility, Maximum Borrowing Capacity	$ 42,000
Number of Loan Tranches	3
Draw down date	August 3, 2022
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Maturity date	August 2027
Line of Credit Facility, Collateral	secured by the vessels Amami, Mercurial Virgo and Star Calypso.
SEB $42,000 Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	$ 354
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,730
SEB $42,000 Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	434
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	7,028
SEB $42,000 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	12,800
SEB $42,000 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 13,500
SEB $42,000 Facility [Member] | Tranche A and B [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to refinance the aggregate outstanding amount of $29,295 under the then existing loan facility with HSBC France (the “HSBC 80,000 Facility”)
SEB $42,000 Facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to refinance the outstanding amount of $13,795 under the then existing loan facility with a wholly owned subsidiary of NTT Finance Corporation (the “NTT $17,600 Facility”)
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,700
CTBC $25,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Nov. 22, 2022
Description of scope, credit facility	to refinance the outstanding amount under the then existing lease agreement of the vessel Star Libra
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,000
Draw down date	November 30, 2022
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 563
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 13,750
Maturity date	November 2027
Line of Credit Facility, Collateral	is secured by the vessel Star Libra
NTT $24,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Dec. 08, 2022
Description of scope, credit facility	to refinance the outstanding amount of the Star Virgo under the loan facility with Citibank (the “Citibank $62,600 Facility”
Line of Credit Facility, Maximum Borrowing Capacity	$ 24,000
Draw down date	December 16, 2022
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 600
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 12,000
Maturity date	December 2027
Line of Credit Facility, Collateral	is secured by the vessel Star Virgo
ABN AMRO $24,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Dec. 19, 2022
Description of scope, credit facility	to refinance the outstanding amount under the loan facility with SEB of the vessel Star Sienna
Line of Credit Facility, Maximum Borrowing Capacity	$ 24,000
Draw down date	December 22, 2022
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 14,000
Maturity date	December 2027
Line of Credit Facility, Collateral	is secured by the vessel Star Sienna
Standard Chartered $47,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Dec. 29, 2022
Description of scope, credit facility	to replenish the funds used in November for the extinguishment of the outstanding amounts of the vessels i) Star Marisa under the Citibank $62,600 Facility and ii) Star Laetitia under the loan facility with SEB, respectively
Line of Credit Facility, Maximum Borrowing Capacity	$ 47,000
Number of Loan Tranches	2
Draw down date	January 2023
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Maturity date	December 2027
Line of Credit Facility, Collateral	is secured by the two aforementioned vessels
Debt Instrument, Unused Borrowing Capacity, Amount	$ 47,000
Standard Chartered $47,000 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	22,829
Line of Credit Facility, Periodic Payment	476
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	13,317
Standard Chartered $47,000 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	24,171
Line of Credit Facility, Periodic Payment	465
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 14,874
SEB $39,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Jan. 22, 2021
Description of scope, credit facility	to finance the cash consideration for the E.R. Acquisition Vessels
Line of Credit Facility, Maximum Borrowing Capacity	$ 39,000
Draw down date	January 25, 2021
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 1,950
Line of Credit Facility, Collateral	is secured by a first priority mortgage on the vessels Star Bueno, Star Borneo and Star Marilena
Line of credit facility, maturity date	January 2026
NBG $125,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Jun. 24, 2021
Description of scope, credit facility	to refinance the outstanding amount under the then existing facility with DNB Bank ASA (DNB)
Line of Credit Facility, Maximum Borrowing Capacity	$ 125,000
Draw down date	June 28, 2021
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 3,750
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 50,000
Line of Credit Facility, Collateral	is secured by first priority mortgages on vessels Big Bang, Big Fish, Pantagruel, Star Nasia, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Triumph, Star Angelina and Star Gwyneth.
Line of credit facility, maturity date	June 2026
Proceeds from Lines of Credit	$ 125,000
NBG $125,000 Facility [Member] | Strange Attractor [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	3,585
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 46,969
Prepayment date	September 2022
Debt instrument, prepayment amount	$ 5,511
DNB $107,500 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Sep. 28, 2021
Description of scope, credit facility	to refinance the aggregate outstanding amount of the financed vessels under the then existing facilities with (i) Credit Agricole Corporate and Investment Bank), (ii) Piraeus Bank and (iii) Bank of Tokyo
Line of Credit Facility, Maximum Borrowing Capacity	$ 107,500
Draw down date	September 29, 2021
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 3,707
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 33,362
Line of Credit Facility, Collateral	is secured by first priority mortgages on the vessels Star Luna, Star Astrid, Star Genesis, Star Electra, Star Glory Star Monica, Star Borealis and Star Polaris.
Line of credit facility, maturity date	September 2026
Proceeds from Lines of Credit	$ 107,500
ABN AMRO $97,150 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Oct. 27, 2021
Description of scope, credit facility	to refinance the outstanding amount under the then existing facility with Citibank
Line of Credit Facility, Maximum Borrowing Capacity	$ 97,150
Number of Loan Tranches	2
Draw down date	October 29, 2021
Line of Credit Facility, Collateral	is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila, Star Nina, Star Eva, Star Paola, Star Aphrodite, Star Lydia and Star Nicole.
Proceeds from Lines of Credit	$ 97,150
ABN AMRO $97,150 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 68,950
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 2,250
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 23,950
Line of credit facility, maturity date	October 2026
ABN AMRO $97,150 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 28,200
Repayment installment	12
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 2,350
Line of credit facility, maturity date	October 2024
Credit Agricole $62,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Oct. 29, 2021
Description of scope, credit facility	to refinance the aggregate outstanding amount under the then existing loan agreements with Alpha Bank S.A. and BNP Paribas and to prepay an amount of $1,999 under the Atradius Facility (discussed below), in connection with the vessels Star Despoina and Star Piera
Line of Credit Facility, Maximum Borrowing Capacity	$ 62,000
Draw down date	November 2, 2021
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 8,800
Line of Credit Facility, Collateral	is secured by the vessels Star Martha, Star Sky, Stardust, Star Despoina and Star Piera.
Line of credit facility, maturity date	November 2026
Proceeds from Lines of Credit	$ 62,000
Credit Agricole $62,000 Facility [Member] | First 3 installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	3,000
Credit Agricole $62,000 Facility [Member] | Remaining 17 installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	$ 2,600
HSBC Working Capital Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Feb. 06, 2020
Description of scope, credit facility	in order to finance working capital requirements
Line of Credit Facility, Maximum Borrowing Capacity	$ 30,000
Line of credit facility, maturity date	February 2022
Long-Term Debt, Gross		$ 0
DSF $55,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Mar. 26, 2020
Line of Credit Facility, Maximum Borrowing Capacity	$ 55,000
Number of Loan Tranches	2
Debt Instrument, Interest Rate Terms	fixed rate of 0.581% per annum
DSF $55,000 Facility [Member] | Tranche A and B [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Eleni and Star Leo
Line of Credit Facility, Maximum Borrowing Capacity	$ 27,500
Draw down date	March 30, 2020
Repayment installment	10
Line of Credit Facility, Frequency of Payments	semi-annual
Line of Credit Facility, Periodic Payment	$ 1,058
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 16,923
Line of Credit Facility, Collateral	is secured by a first priority mortgage on the two vessels
Line of credit facility, maturity date	April 2025
CEXIM $57,564 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Dec. 01, 2020
Description of scope, credit facility	to refinance (i) the outstanding amount of the vessels Star Gina 2GR, Star Charis and Star Suzanna under the then existing facility with DNB and (ii) the outstanding amount under the lease agreement with CMBL of the vessel Star Wave
Line of Credit Facility, Maximum Borrowing Capacity	$ 57,564
Number of Loan Tranches	4
Draw down date	December 2020
Line of Credit Facility, Collateral	is secured by first priority mortgages on the four aforementioned vessels
Line of credit facility, maturity date	December 2028
CEXIM $57,564 Facility [Member] | Star Wave [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 13,209
Line of Credit Facility, Periodic Payment	330
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,642
CEXIM $57,564 Facility [Member] | Star Gina [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	26,175
Line of Credit Facility, Periodic Payment	654
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 5,235
CEXIM $57,564 Facility [Member] | Star Wave and Star Gina [Member]
Debt Instrument [Line Items]
Repayment installment	32
Line of Credit Facility, Frequency of Payments	quarterly
Line of credit facility, maturity date	December 2028
CEXIM $57,564 Facility [Member] | Star Suzanna [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 9,090
CEXIM $57,564 Facility [Member] | Star Charis [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 9,090
CEXIM $57,564 Facility [Member] | Star Charis and Star Suzanna [Member]
Debt Instrument [Line Items]
Repayment installment	32
Line of Credit Facility, Frequency of Payments	quarterly
E SUN Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Jan. 31, 2019
Description of scope, credit facility	to refinance the outstanding amount under the then existing lease agreement of the vessel Star Ariadne
Line of Credit Facility, Maximum Borrowing Capacity	$ 37,100
Draw down date	March 1, 2019
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 618
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 24,733
Line of Credit Facility, Collateral	is secured by a first priority mortgage on the vessel Star Ariadne.
Line of credit facility, maturity date	March 2024
Proceeds from Lines of Credit	$ 37,100
Atradius Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Feb. 28, 2019
Description of scope, credit facility	to finance the acquisition and installation of scrubber equipment for 42 vessels
Line of Credit Facility, Maximum Borrowing Capacity	$ 36,645
Line of Credit Facility, Frequency of Payments	semi-annual
Line of Credit Facility, Periodic Payment	$ 3,331
Line of Credit Facility, Collateral	is secured by a second-priority mortgage on 18 vessels of the Company’s fleet
Line of credit facility, maturity date	June 2024
Atradius Facility [Member] | Star Despoina and Star Piera [Member]
Debt Instrument [Line Items]
Prepayment date	September 2021
Debt instrument, prepayment amount	$ 1,999
Atradius Facility [Member] | First Three Tranches [Member]
Debt Instrument [Line Items]
Draw down date	During 2019
Proceeds from Lines of Credit	$ 33,311
Atradius Facility [Member] | Last Tranche [Member]
Debt Instrument [Line Items]
Draw down date	January 2020
Proceeds from Lines of Credit	$ 3,331
CTBC Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	May 24, 2019
Description of scope, credit facility	to refinance the outstanding amount under the then existing lease agreement of the vessel Star Karlie.
Line of Credit Facility, Maximum Borrowing Capacity	$ 35,000
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 730
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 20,400
Line of Credit Facility, Collateral	is secured by first priority mortgage on the aforementioned vessel.
Line of credit facility, maturity date	May 2024
NTT Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Jul. 31, 2019
Description of scope, credit facility	to refinance the outstanding amount of the vessel Star Aquarius under the then existing loan agreement.
Draw down date	August 2019
Repayment installment	27
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 313
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 9,063
Line of Credit Facility, Collateral	is secured by first priority mortgage on the vessel Star Aquarius
Line of credit facility, maturity date	August 2026
Proceeds from Lines of Credit	$ 17,500
CEXIM $106,470 Facility [Member] | Tranche A, B and C [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Sep. 23, 2019
Description of scope, credit facility	to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha
Line of Credit Facility, Maximum Borrowing Capacity	$ 106,470
Number of Loan Tranches	3
Draw down date	November 2019
Repayment installment	40
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 739
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 5,915
Line of Credit Facility, Collateral	is secured by first priority mortgages on the three aforementioned vessels.
Proceeds from Lines of Credit	$ 35,490
ABN $115,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Dec. 17, 2018
Line of Credit Facility, Maximum Borrowing Capacity	$ 115,000
Number of Loan Tranches	4
Line of Credit Facility, Collateral	is secured by a first priority mortgage on the vessels Star Virginia, Star Scarlett, Star Jeannette, Star Audrey, Star Bright, Star Marianne and Star Janni.
ABN $115,000 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to refinance the then existing indebtedness of the vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey
Line of Credit Facility, Periodic Payment	$ 1,705
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	35,428
Proceeds from Lines of Credit	$ 69,525
ABN $115,000 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to partially finance the acquisition cost of Star Bright.
Line of Credit Facility, Periodic Payment	$ 282
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,260
Proceeds from Lines of Credit	$ 7,900
ABN $115,000 Facility [Member] | Tranche A and B [Member]
Debt Instrument [Line Items]
Draw down date	December 20, 2018
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of credit facility, maturity date	December 2023
ABN $115,000 Facility [Member] | Remaining two tranches [Member] | Tranche C and D [Member]
Debt Instrument [Line Items]
Description of scope, credit facility	to partially finance the acquisition cost of Star Marianne and Star Janni
Draw down date	January 2019
Repayment installment	19
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 672
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 5,114
Line of credit facility, maturity date	December 2023
Proceeds from Lines of Credit	$ 17,875
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of credit facility, maturity date	June 2027
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, First 13 Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	$ 1,705
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Fourteenth Installment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	2,218
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Next Five Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	3,330
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Last Installment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	$ 4,626
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Repayment installment	13
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 282
Line of credit facility, maturity date	December 2025
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche B, Last Installment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	$ 286
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche C and D [Member]
Debt Instrument [Line Items]
Repayment installment	13
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 672
Line of credit facility, maturity date	December 2025
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche C and D last installment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	$ 413
ABN 67,897 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Aug. 04, 2022
Line of credit facility, maturity date	June 2027
Debt Instrument, Interest Rate Terms	lower margin above SOFR